Segment Information and Concentrations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 2,864,900	$ 2,508,600	$ 8,623,500	$ 7,245,100	$ 9,775,200	$ 7,784,400
Income (Loss) from Operations			405,400
Depreciation and Amortization and Impairment			581,800	126,700	251,500	160,900
Benchtop Laboratory Equipment
Revenues	2,434,600	2,365,700	7,465,700	6,803,300	9,043,600	6,783,600
Foreign Sales	783,600	942,200	2,814,700	2,724,800	3,483,700	2,589,800
Income (Loss) from Operations	247,300	394,700	1,107,000	1,347,100	1,461,300	449,700
Assets	10,231,100	5,979,400	10,231,100	5,979,400	14,783,000	12,232,600
Long-lived Asset Expenditures	16,500	18,600	83,100	54,100	60,500	36,000
Depreciation and Amortization and Impairment	24,600	30,000	71,200	79,700	103,100	116,900
Bioprocessing Systems
Revenues	430,300	142,900	1,157,800	441,800	731,600	1,000,800
Foreign Sales	269,700	102,600	791,200	395,000	684,600	1,000,400
Income (Loss) from Operations	(1,651,700)	(1,323,900)	(5,091,300)	(2,598,000)	(4,828,600)	(727,500)
Assets	10,024,261	1,281,200	10,024,261	1,281,200	8,735,100	546,100
Long-lived Asset Expenditures	158,000	92,100	321,300	170,800	196,900	40,700
Depreciation and Amortization and Impairment	229,900	16,700	510,600	46,500	148,400	42,700
Consolidated
Revenues	2,864,900	2,508,600	8,623,500	7,245,100	9,775,200	7,784,400
Foreign Sales	1,053,300	1,044,800	3,605,900	3,119,800	4,168,300	3,590,200
Income (Loss) from Operations	(1,742,300)	(1,858,800)	(5,111,500)	(2,298,900)	(4,708,800)	(663,500)
Assets	30,526,800	13,900,300	30,526,800	13,900,300	29,006,400	14,797,400
Long-lived Asset Expenditures	174,500	110,700	404,400	224,900	257,400	76,700
Depreciation and Amortization and Impairment	254,500	46,700	581,800	126,700	251,500	159,600
Corporate and Other [Member]
Revenues	0	0	0	0	0	0
Foreign Sales	0	0	0	0	0	0
Income (Loss) from Operations	(337,900)	(929,600)	(1,127,200)	(1,048,000)	(1,341,400)	(385,700)
Assets	10,271,439	6,639,700	10,271,439	6,639,700	5,488,300	2,018,700
Long-lived Asset Expenditures	0	0	0	0	$ 0	0
Depreciation and Amortization and Impairment	$ 0	$ 0	$ 0	$ 500		$ 0